Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Summary of Loss Allowance Provision
The lifetime ECLs relating to financial assets are outlined in the table below:

	Total	1–30	31–60	61–90	91–120	121+
December 31, 2021	$	$	$	$	$	$
Expected loss rate		0.09%	0.14%	0.34%	0.73%	1.55%
Gross carrying amount	1,348.3	1,026.1	181.1	56.3	30.7	54.1
Loss allowance provision, end of the year	2.6	1.1	0.2	0.2	0.2	0.9
December 31, 2020
Expected loss rate		0.12%	0.16%	0.38%	0.76%	1.52%
Gross carrying amount	1,180.9	864.7	160.3	60.9	25.9	69.1
Loss allowance provision, end of the year	3.7	1.3	0.3	0.2	0.3	1.6

Timing of Undiscounted Cash Outflows Relating to Financial Liabilities
The timing of undiscounted cash outflows relating to financial liabilities is outlined in the table below:

	Total	Less than 1 Year	1 to 3 Years	After 3 Years
	$	$	$	$
December 31, 2021
Bank indebtedness	7.2	7.2	—	—
Trade and other payables	634.7	634.7	—	—
Lease liabilities	758.9	136.9	241.2	380.8
Long-term debt	1,250	52.6	190.7	1,006.7
Other financial liabilities	6.2	3.4	2.7	0.1
Total contractual obligations	2,657	834.8	434.6	1,387.6
December 31, 2020
Bank indebtedness	4.7	4.7	—	—
Trade and other payables	576.0	576.0	—	—
Lease liabilities	740.3	127.8	226.9	385.6
Long-term debt	683.2	47.6	334.7	300.9
Other financial liabilities	8.2	0.9	7.2	0.1
Total contractual obligations	2,012.4	757.0	568.8	686.6